Consolidated statement of cash flows - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit/(loss) before tax		£ 2,152		£ (1,199)	[1],[2]	£ 1,023	[1],[2]
Adjustments for non-cash items
Depreciation, amortisation and impairment		61		128		174
Net loss/(gain) from investing activities	[3]	(66)		2,002	[1]	(62)	[1]
Share of loss/(profit) in associates and joint ventures		43		30	[1],[2]	(191)	[1],[2]
Change in expected credit losses gross of recoveries and other credit impairment charges		161		253	[1]	(171)	[1]
Provisions including pensions		132		192	[1]	104	[1]
Share-based payment expense		58		46	[1]	96	[1]
Other non-cash items included in loss/(profit) before tax		(165)		(16)	[1]	(198)	[1]
Elimination of exchange differences	[4]	4,426		(6,761)	[1]	4,926	[1]
Changes in operating assets and liabilities		(3,172)		37,515	[1]	9,602	[1]
– change in net trading securities and derivatives		(15,528)		(6,213)	[1]	8,157	[1]
– change in loans and advances to banks and customers		4,245		(2,717)	[1]	11,149	[1]
– change in reverse repurchase agreements – non-trading		(13,531)		6,251	[1]	9,538	[1]
– change in financial assets designated and otherwise mandatorily measured at fair value		(3,296)		2,729	[1]	(2,429)	[1]
– change in other assets		(5,707)		(7,359)	[1]	10,924	[1]
– change in deposits by banks and customer accounts		7,548		19,835	[1]	7,940	[1]
– change in repurchase agreements – non-trading		20,516		5,641	[1]	(7,643)	[1]
– change in debt securities in issue		6,175		(1,060)	[1]	(7,943)	[1]
– change in financial liabilities designated at fair value		4,042		(1,827)	[1]	(7,191)	[1]
– change in other liabilities		(7,506)		21,393	[1]	(12,295)	[1]
– dividend received from associates		15		7	[1]	0	[1]
– contributions paid to defined benefit plans		(5)		(10)	[1]	(24)	[1]
– tax received/(paid)		(140)		845	[1]	(581)	[1]
Net cash from operating activities		3,630		32,190	[1]	15,303	[1]
Cash flows from investing activities
– purchase of financial investments		(26,586)		(13,227)	[1]	(18,890)	[1]
– proceeds from the sale and maturity of financial investments		15,497		20,490	[1]	25,027	[1]
– net cash flows from the purchase and sale of property, plant and equipment		(31)		(20)	[1]	52	[1]
– net investment in intangible assets		(125)		(28)	[1]	(45)	[1]
– net cash outflow from investment in associates and acquisition of businesses and subsidiaries	[5]	(1,161)		(29)	[1]	(85)	[1]
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[6]	(394)		0	[1]	0	[1]
Net cash from investing activities		(12,800)		7,186	[1]	6,059	[1]
Cash flows from financing activities
– redemption of preference shares and other equity instruments		584		628	[1]	0
- subordinated loan capital issued	[7]	3,246		3,111	[1]	10,466	[1]
– subordinated loan capital repaid	[7]	(2,693)		(2,248)	[1]	(10,902)	[1]
– dividends to the parent company		(961)		(1,052)	[1]	(194)	[1]
– funds received from the parent company		0		1,465	[1]	0	[1]
– dividends paid to non-controlling interests		(7)		(2)	[1]	(1)	[1]
Net cash from financing activities		169		1,902	[1]	(631)	[1]
Net increase in cash and cash equivalents		(9,001)		41,278	[1]	20,731	[1]
Cash and cash equivalents at 1 Jan	[1]	189,907	[7],[8]	140,923	[7],[8]	125,304
Exchange difference in respect of cash and cash equivalents		(3,869)		7,706	[1]	(5,112)	[1]
Cash and cash equivalents at 31 Dec	[7],[8]	177,037		189,907	[1]	140,923	[1]
Cash and cash equivalents comprise of
– cash and balances at central banks		110,618		131,433	[1],[9]	108,482	[1]
– items in the course of collection from other banks		2,114		2,285	[1],[9]	346	[1]
– loans and advances to banks of one month or less		12,970		13,801	[1]	7,516	[1]
– reverse repurchase agreement with banks of one month or less		28,704		23,182	[1]	17,430	[1]
– treasury bills, other bills and certificates of deposit less than three months		144		294	[1]	235	[1]
– cash collateral and net settlement accounts		16,325		19,213	[1]	7,403	[1]
- cash and cash equivalents held for sale	[10]	8,278		1,925	[1]	0	[1]
Items in the course of transmission to other banks		£ (2,116)		£ (2,226)	[1],[9]	£ (489)	[1]

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year 31 December 2021 is prepared on an IFRS 4 basis.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[3]	2022 balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.
[4]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[5]	During 2023, HSBC Bank plc acquired HSBC Bank Bermuda Limited ('HBBM') from HSBC Overseas Holdings (UK) Limited ('HOHU') for £990m and HSBC Continental Europe ('HBCE') acquired HSBC Private Bank (Luxembourg) SA ('PBLU') for £170m.
[6]	2023 balances includes net cash outflow of £(667)m on sale of the assets of our HBCE Greece branch.
[7]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £3,246m (2022: £3,111m; 2021: £10,466m) and repayment of £(2,693)m (2022: £(2,248)m; 2021: £(10,902)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchanges gains/(losses) £(420)m (2022: £711m; 2021: £(512)m) and fair value gains/(losses) £62m (2022: £(427)m; 2021: £(82)m).
[8]	At 31 December 2023, £26,554m (2022: £23,395m; 2021: £9,410m) was not available for use by the group due to a range of restrictions including currency exchange and other restrictions.
[9]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[10]	Includes £177m (2022: £1,562m) of cash and balances at central banks; £8,103m (2022: £114m) of loans and advances to banks of one month or less, nil (2022: £208m) of reverse repurchase agreements with banks of one month or less and remaining £(2)m (2022: £41m) relates to other cash and cash equivalents.